Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 2,074	$ 5,295	$ 3,903
Short-term investments	8,658	251	5,228
Receivables	51	180	155
Prepaid and other current assets	396	180	328
Total current assets	11,179	5,906	9,614
Property and equipment, net	1,215	1,553	2,166
Notes receivable	56	54	52
Other assets	568	115	133
Total assets	13,018	7,628	11,965
Current liabilities:
Accounts payable	176	257	572
Accrued clinical and cost of other studies	538	993	670
Accrued compensation	346	327	341
Facility lease exit obligation	114	99	263
Other accrued liabilities	485	450	357
Total current liabilities	1,659	2,126	2,203
Deferred rent, non-current	127	99	136
Facility lease exit obligation, non-current	640	729	828
Other non-current liabilities	75	75	75
Note payable, net of discount and accrued interest	8,208	0	8,896
Total liabilities	10,709	3,029	12,138
Commitments and contingencies
Shareholders' equity (deficit):
Preferred stock, 5,000,000 shares authorized, none outstanding
Common stock, no par value; authorized shares: 213,527,214 at September 30, 2011 and December 31, 2010 and 150,000,000 at December 31, 2009; issued and outstanding shares: 198,876,801 at September 30 2011; 172,304,235 at December 31, 2010; 102,381,116 at December 31, 2009	363,924	358,424	348,271
Accumulated other comprehensive income		0	2
Accumulated deficit	(361,615)	(353,825)	(348,446)
Total shareholders' equity (deficit)	2,309	4,599	(173)
Total liabilities and shareholders' equity (deficit)	$ 13,018	$ 7,628	$ 11,965